Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Deferred Tax Assets Recognized for Tax Loss Carryforwards - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets Recognized For Tax Loss Carryforwards Abstract
Tax loss carryforwards	€ 128,587	€ 82,796	€ 55,352